Organization and Description of Business (Details)	Jul. 20, 2022 $ / shares shares	Jul. 19, 2022 $ / shares	Jun. 30, 2022 state $ / shares	Dec. 31, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of states in which the Company operates | state			32
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01
Merger Agreement with Healthcare Realty Trust Incorporated | Subsequent Event
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.01
Merger agreement conversion ratio (in shares) | shares	1.0
Special distribution payment (in dollars per share)		$ 4.82
Healthcare Realty Trust Incorporated | Merger Agreement with Healthcare Realty Trust Incorporated | Subsequent Event
Business Acquisition [Line Items]
Common stock, par value (in dollars per share)	$ 0.01